March 6, 2008

Securities and Exchange Commission
Office of Filings and Information Services
100 F. Street, NE
Washington, D.C. 20549

Attention: Filings – Rule 497(j)

Re: Strategic Funds, Inc.
- Systematic International Equity Fund

Registration Statement File
1933 Act File No. 2-88816
1940 Act File No. 811-3940

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of
Prospectus and Statements of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post Effective Amendment No. 42 to the Registration Statement,
electronically filed with the Securities and Exchange Commission on February 28, 2008.

Very truly yours,

/s/ Yaroslava Kouskovskaya
Yaroslava Kouskovskaya